NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Accounts Receivables (Policies)	Dec. 31, 2022
Policies
Accounts Receivables	Accounts Receivables Accounts receivables are recorded at the invoice amount and do not bear interest.